SEGMENT INFORMATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues generated from each product
Total net revenues	$ 1,294,829,413	$ 1,898,922,106	$ 1,495,509,056
Modules
Revenues generated from each product
Total net revenues	1,132,767,404	1,683,121,020	1,400,939,585
Solar system kits
Revenues generated from each product
Total net revenues	92,624,999	95,787,118	78,028,704
EPC service
Revenues generated from each product
Total net revenues	658,927	110,992,742
Solar power projects
Revenues generated from each product
Total net revenues	55,050,856
Others
Revenues generated from each product
Total net revenues	$ 13,727,227	$ 9,021,226	$ 16,540,767